Prepaid Expenses	12 Months Ended
Jun. 30, 2024
Prepaid Expenses [Abstract]
PREPAID EXPENSES	8. PREPAID EXPENSES
	30 June 2024 $	30 June 2023 $
Prepaid directors and officers’ insurance	1,609,260	—
Other prepaid expenses	35,920	—
	1,645,180	—